Estimated Fair Values of Financial Instruments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Carrying amount	¥ 1,074,386	¥ 949,300
Total assets, Carrying amount	15,834,331	15,333,720
Total liabilities	12,900,614	12,546,464
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Estimated fair value	1,181,554	1,041,166
Total assets	1,181,554	1,041,166
Long-term debt including the current portion, Estimated fair value	878,609	1,315,539
Investment contracts included in policyholders' account in the life insurance business, Estimated fair value	586,331	480,012
Total liabilities	1,464,940	1,795,551
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Carrying amount	1,074,386	949,300
Total assets, Carrying amount	1,074,386	949,300
Long-term debt including the current portion, Carrying amount	871,604	1,182,566
Investment contracts included in policyholders' account in the life insurance business, Carrying value	591,951	509,880
Total liabilities	1,463,555	1,692,446
Level 2 | Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Estimated fair value	1,181,554	1,041,166
Total assets	1,181,554	1,041,166
Long-term debt including the current portion, Estimated fair value	878,609	1,315,539
Investment contracts included in policyholders' account in the life insurance business, Estimated fair value	586,331	480,012
Total liabilities	¥ 1,464,940	¥ 1,795,551